Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of disaggregation of revenue

The following table provides information about disaggregated revenue by product line:

	Three Months Ended March 31,
(in thousands)	2022	2021
Assay services revenue	$18,800	$14,573
Product revenue	453	193
Collaboration revenue	763	763
Other revenue:
Royalties	2,955	3,000
Other	9	331
Total other revenue	2,964	3,331
Total revenue	$22,980	$18,860

	Year Ended December 31,
(in thousands)	2021	2020
Assay services revenue	$68,038	$45,827
Product revenue	1,277	1,907
Collaboration revenue	3,051	2,483
Other revenue:
Royalties	8,515	5,261
Other	745	411
Total other revenue	9,260	5,672
Total revenue	$81,626	$55,889

Summary of change in contract liabilities

A summary of the change in contract liabilities is as follows:

(in thousands)	March 31, 2022	December 31, 2021
Balance at beginning of period	$5,385	$5,177
Recognition of revenue included in balance at beginning of period	(1,132)	(1,762)
Revenue deferred during the period, net of revenue recognized	30,317	1,970
Balance at end of period	$34,570	$5,385

	December 31,
(in thousands)	2021	2020
Balance at beginning of period	$5,177	$5,469
Recognition of revenue included in balance at beginning of period	(1,762)	(1,003)
Revenue deferred during the period, net of revenue recognized	1,970	711
Balance at end of period	$5,385	$5,177